FINANCIAL INSTRUMENTS AND FINANCIAL RISKS (Details 7) kr / shares in Units, kr in Thousands	12 Months Ended
	Apr. 30, 2018 SEK (kr) Loan kr / shares shares	Apr. 30, 2017 SEK (kr)	Apr. 30, 2016 SEK (kr)
Disclosure of detailed information about financial instruments [line items]
Recognized	kr 187,260	kr 168,726	kr 139,944
Convertible loans | Financial liabilities valued at amortized cost
Disclosure of detailed information about financial instruments [line items]
Number | Loan	54
Total loan amount	kr 54,000	68,000
Recognized	kr 52,841	kr 66,307
Number of new shares upon full conversion | shares	14,338,380
Convertible loan 2017:3 | Financial liabilities valued at amortized cost
Disclosure of detailed information about financial instruments [line items]
Number | Loan	28
Amount per convertible	kr 1,000
Total loan amount	28,000
Recognized	kr 27,434
Interest rate	8.00%
Due date	Nov 30, 2018
Conversion price | kr / shares	kr 3.1
Number of new shares upon full conversion | shares	9,032,258
Convertible loans 2018:1 | Financial liabilities valued at amortized cost
Disclosure of detailed information about financial instruments [line items]
Number | Loan	26
Amount per convertible	kr 1,000
Total loan amount	26,000
Recognized	kr 25,407
Interest rate	8.00%
Due date	April 22, 2019
Conversion price | kr / shares	kr 4.9
Number of new shares upon full conversion | shares	5,306,122